CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Total revenue	$ 12,727,629	$ 12,622,893	$ 13,362,139
Costs and Expenses (exclusive of depreciation shown separately below - Note 6):
Cost of services	7,916,036	8,384,473	9,086,937
Cost of sales - equipment and other	104,470	172,700	143,671
Selling, general and administrative expenses	1,440,553	1,667,174	1,404,561
Depreciation and amortization (Note 6)	504,638	577,348	660,460
Total costs and expenses	9,965,697	10,801,695	11,295,629
Operating income (loss)	2,761,932	1,821,198	2,066,510
Other Income (Expense):
Interest income	3,548	30,041	8,923
Interest expense, net of amounts capitalized	(682,506)	(756,690)	(792,436)
Other, net	1,686	7,609	8,994
Total other income (expense)	(677,272)	(719,040)	(774,519)
Income (loss) before income taxes	2,084,660	1,102,158	1,291,991
Income tax (provision) benefit, net	(500,358)	(274,751)	(318,305)
Net income (loss)	1,584,302	827,407	973,686
Less: Net income (loss) attributable to noncontrolling interests, net of tax		(124)	2,399
Net income (loss) attributable to DISH DBS	1,584,302	827,531	971,287
Comprehensive Income (Loss):
Net income (loss)	1,584,302	827,407	973,686
Other comprehensive income (loss):
Foreign currency translation adjustments	(401)	(133)	(1,343)
Unrealized holding gains (losses) on available-for-sale debt securities	2	81	69
Deferred income tax (expense) benefit, net	43	(21)	(37)
Total other comprehensive income (loss), net of tax	(356)	(73)	(1,311)
Comprehensive income (loss)	1,583,946	827,334	972,375
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of tax		(124)	2,399
Comprehensive income (loss) attributable to DISH DBS	1,583,946	827,458	969,976
Service revenue
Revenue:
Total revenue	12,576,470	12,436,637	13,197,994
Equipment sales and other revenue
Revenue:
Total revenue	$ 151,159	$ 186,256	$ 164,145